Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of selling, general and administrative expenses

		June 30, 2026	June 30, 2025
		(In thousands of Korean won)
Salaries	₩	986,284	991,340
Severance Benefits		102,647	98,811
Fringe benefit		92,300	116,869
Transportation		3,218	21,011
Entertainment		224	14,327
Communications		2,109	2,286
Taxes & dues		36,242	44,958
Depreciation		67,358	39,475
Rent		4,321	91
Repairs		864	-
Insurance		19,789	17,709
R&D expenses		181,078	521,798
Vehicle maintenance		6,396	5,839
Delivery & postage		656	2,262
Education		45	3,600
Books & subscription		118	102
Amortization		256	256
Supplies		10,664	4,098
Professional service fee		1,421,852	552,288
Advertising & marketing		2,156	3,517
Building Maintenance		27,172	26,896
Other expenses		-	883,141
Total	₩	2,965,749	3,350,674